Contract Assets, Net and Liabilities	6 Months Ended
Jun. 30, 2026
Contract Assets, Net and Liabilities [Abstract]
CONTRACT ASSETS, NET AND LIABILITIES

NOTE 7 – CONTRACT ASSETS, NET AND LIABILITIES

Contract assets is presented net of allowance for expected credit loss.

	As of December 31,	As of June 30,
	2025	2026
Contract assets	$466,917	$733,528
Less: allowance for expected credit loss	(1,200)	(1,886)
Total	$465,717	$731,642

The movement of contract assets is as follows:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$1,060,590	$466,917
Additions	53,151,084	26,533,591
Reclassified to receivables due to billings	(53,744,757)	(26,266,980)
Total	$466,917	$733,528

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$(2,919)	$(1,200)
Reversal (provision)	1,719	(686)
Total	$(1,200)	$(1,886)

Contract liabilities are recognized when the Company received prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $25 and $275 as of December 31, 2025 and June 30, 2026, respectively.